Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Geographic Non-current Assets Information

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Taiwan	$130,812,383	$158,066,796
Singapore	29,080,766	55,322,448
China (includes Hong Kong)	37,213,538	33,424,815
Japan	10,736,562	13,415,669
Others	20,638	76,508

Total	$207,863,887	$260,306,236

Individual Customers Accounting for at least 10% of Operating Revenues
Individual customers accounting for at least 10% of operating revenues for the years ended December 31, 2021, 2022 and 2023 were as follows:

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Customer A	$21,935,208	$24,061,849	$16,615,745

Customer B	$14,707,370	$22,226,167	$29,242,973